ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total dilutive securities			4,939,274	1,564,596
Convertible instruments [Member]
Total dilutive securities	2	2	2	1
Stock Warrants [Member]
Total dilutive securities	4,017,738	1,229,924	4,938,062	1,563,182
Restricted Stock Units [Member]
Total dilutive securities	4,018,950	90		90
Stock Options [Member]
Total dilutive securities	1,210	1,231,339	1,210	1,323